Average Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2030 Fund	Sep. 29, 2023
Fidelity Managed Retirement 2030 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(16.25%)
Since Inception	3.37%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	(2.43%)	[1]
IXXRV
Average Annual Return:
Past 1 year	(15.57%)
Since Inception	3.18%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	10.60%	[1]

[1]	AFrom August 16, 2019.